Quarterly Report
March 31, 2025
Elfun Income Fund

Elfun Income Fund
Quarterly Report
March 31, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	16

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.3% †
U.S. Treasuries - 28.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,476,000	$992,379
3.00%, 08/15/48 (a)	2,766,000	2,099,999
4.13%, 08/15/53 (a)	1,013,000	933,543
4.38%, 08/15/43 (a)	1,977,000	1,926,957
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29	2,346,583	2,379,949
1.88%, 07/15/34	3,474,814	3,507,119
U.S. Treasury Notes
0.25%, 07/31/25 (a)	1,831,400	1,806,719
0.75%, 01/31/28 (a)	3,248,000	2,976,487
1.63%, 05/15/31 (a)	841,000	731,736
2.63%, 02/15/29 (a)	1,476,000	1,407,735
3.50%, 04/30/28 (a)	886,000	875,756
3.88%, 12/31/27 - 08/15/33 (a)	1,314,100	1,305,955
4.13%, 02/15/27 - 07/31/31 (a)	2,601,000	2,610,592
4.25%, 10/15/25 - 12/31/25 (a)	3,158,900	3,160,979
4.50%, 05/15/27 (a)	2,105,000	2,129,997
4.63%, 09/30/28 - 05/31/31 (a)	4,569,000	4,700,905
5.00%, 09/30/25 (a)	3,022,000	3,033,096
		36,579,903
Agency Mortgage Backed - 29.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	3,558,355	3,171,295
4.50%, 06/01/33 - 02/01/35	2,160	2,160
5.00%, 07/01/35	36,488	36,858
5.50%, 01/01/38 - 04/01/39	55,115	56,819
6.00%, 06/01/33 - 11/01/37	123,093	128,770
7.00%, 01/01/27 - 08/01/36	25,679	27,538
7.50%, 11/01/29 - 09/01/33	4,184	4,339
8.00%, 11/01/30	1,262	1,305
Federal National Mortgage Association
2.50%, 03/01/51	2,772,701	2,307,648
3.50%, 08/01/45 - 01/01/48	2,942,683	2,706,312
4.00%, 01/01/41 - 01/01/50	1,524,650	1,446,626
4.50%, 07/01/33 - 12/01/48	768,988	754,616
5.00%, 03/01/34 - 05/01/39	77,917	78,537
5.50%, 12/01/32 - 01/01/39	203,917	209,815
6.00%, 01/01/29 - 05/01/41	447,676	465,312
6.50%, 08/01/28 - 08/01/36	18,345	19,216
7.00%, 10/01/32 - 12/01/33	4,848	5,146
7.50%, 12/01/26 - 03/01/33	12,672	13,061
8.00%, 09/01/25 - 10/01/31	559	567
8.50%, 04/01/30	539	573
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (b)	890	899
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	2,996,068	2,717,771
3.50%, 08/20/48	554,949	513,714
4.00%, 01/20/41 - 04/20/43	486,502	468,065
4.50%, 08/15/33 - 03/20/41	218,823	216,574
5.00%, 08/15/33	11,427	11,579
6.00%, 04/15/27 - 04/15/35	67,089	69,692
6.50%, 04/15/28 - 09/15/36	25,672	26,741
	Principal Amount	Fair Value
7.00%, 03/15/28 - 10/15/36	$14,084	$14,959
7.50%, 10/15/28	3,463	3,519
8.00%, 09/15/27 - 06/15/30	8,627	8,708
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
1.51%, 05/20/64 (b)(c)	2,965,052	83,312
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/55 (d)	4,401,092	3,499,801
2.50%, 04/01/55 (d)	5,850,047	4,865,671
3.00%, 04/01/55 (d)	3,061,199	2,654,623
3.50%, 04/01/55 (d)	3,442,180	3,106,048
6.00%, 04/01/55 (d)	3,799,537	3,858,316
6.50%, 04/01/55 (d)	3,599,722	3,712,933
		37,269,438
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29	745,000	693,103
4.05%, 09/25/28 (a)(b)	300,000	297,659
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	9,950	1,099
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	99	94
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(c)	444,974	14,744
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (e)	11,647	9,470
4.50%, 08/25/35 - 01/25/36 (c)	20,346	2,559
5.00%, 03/25/38 - 05/25/38 (c)	13,297	2,075
5.50%, 12/25/33 (c)	3,772	594
6.00%, 01/25/35 (c)	14,308	2,337
Federal National Mortgage Association REMICS
1.14%, 12/25/42 (b)(c)	87,796	2,398
5.00%, 02/25/40 - 09/25/40 (c)	14,641	1,262
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
1.55%, 07/25/38 (b)(c)	12,103	997
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
2.10%, 11/25/41 (b)(c)	1,260,996	143,092
		1,171,483
Asset Backed - 0.0% *
Chase Funding Trust
4.99%, 11/25/33 (f)	32,335	32,159
Corporate Notes - 32.4%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	127,000	122,980
Abbott Laboratories
3.75%, 11/30/26 (a)	17,000	16,905
4.90%, 11/30/46 (a)	39,000	36,897

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
AbbVie, Inc.
3.20%, 05/14/26 - 11/21/29 (a)	$86,000	$82,738
4.05%, 11/21/39 (a)	26,000	22,810
4.25%, 11/21/49 (a)	42,000	34,819
4.30%, 05/14/36 (a)	24,000	22,431
4.40%, 11/06/42 (a)	22,000	19,428
4.63%, 10/01/42 (a)	3,000	2,723
4.70%, 05/14/45 (a)	7,000	6,310
4.88%, 11/14/48 (a)	4,000	3,657
5.05%, 03/15/34 (a)	71,000	71,513
5.40%, 03/15/54 (a)	28,000	27,507
5.50%, 03/15/64 (a)	33,000	32,466
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	36,000	30,515
AEP Texas, Inc.
3.45%, 05/15/51 (a)	66,000	44,519
5.70%, 05/15/34 (a)	93,000	94,463
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	30,000	28,769
Aircastle Ltd.
4.25%, 06/15/26 (a)	38,000	37,680
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	215,098
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	20,000	15,726
2.95%, 03/15/34 (a)	35,000	29,198
3.55%, 03/15/52 (a)	32,000	21,846
4.70%, 07/01/30 (a)	7,000	6,912
Allstate Corp.
4.20%, 12/15/46 (a)	34,000	27,471
Allstate Corp. (7.52% fixed rate until 05/01/25; 3.20% + 3 mo. Term SOFR thereafter)
7.52%, 08/15/53 (a)(b)	50,000	50,007
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	26,000	20,261
4.00%, 02/04/61 (a)	7,000	4,866
4.25%, 08/09/42 (a)	2,000	1,602
4.45%, 05/06/50 (a)	14,000	10,904
4.50%, 05/02/43 (a)	9,000	7,418
Amazon.com, Inc.
1.50%, 06/03/30 (a)	15,000	13,023
2.50%, 06/03/50 (a)	19,000	11,527
2.70%, 06/03/60 (a)	14,000	8,125
2.88%, 05/12/41 (a)	35,000	26,154
3.15%, 08/22/27 (a)	5,000	4,889
3.25%, 05/12/61 (a)	22,000	14,494
4.05%, 08/22/47 (a)	8,000	6,642
4.25%, 08/22/57 (a)	2,000	1,646
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	20,000	17,751
American Honda Finance Corp.
5.85%, 10/04/30 (a)	127,000	133,575
American Tower Corp.
1.50%, 01/31/28 (a)	65,000	59,641
2.90%, 01/15/30 (a)	22,000	20,223
3.70%, 10/15/49 (a)	14,000	10,176
3.80%, 08/15/29 (a)	27,000	25,920
American Water Capital Corp.
2.95%, 09/01/27 (a)	19,000	18,358
5.45%, 03/01/54 (a)	91,000	87,602
	Principal Amount	Fair Value
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	$66,000	$64,394
Amgen, Inc.
2.00%, 01/15/32 (a)	40,000	33,435
2.45%, 02/21/30 (a)	9,000	8,127
3.00%, 01/15/52 (a)	25,000	16,123
3.15%, 02/21/40 (a)	45,000	34,377
5.51%, 03/02/26 (a)	69,000	69,010
5.60%, 03/02/43 (a)	38,000	37,663
5.65%, 03/02/53 (a)	35,000	34,322
5.75%, 03/02/63 (a)	33,000	32,151
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	58,000	55,933
4.90%, 02/01/46 (a)	28,000	25,819
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	31,000	29,544
5.55%, 01/23/49 (a)	31,000	31,006
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	40,000	24,540
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	70,000	72,601
Apple, Inc.
2.65%, 02/08/51 (a)	58,000	36,300
2.80%, 02/08/61 (a)	26,000	15,630
2.95%, 09/11/49 (a)	16,000	10,801
3.35%, 02/09/27 (a)	8,000	7,896
3.45%, 02/09/45 (a)	35,000	27,139
3.85%, 08/04/46 (a)	25,000	20,356
4.85%, 05/10/53 (a)	98,000	93,761
Applied Materials, Inc.
4.35%, 04/01/47 (a)	14,000	12,019
4.80%, 06/15/29 (a)	127,000	128,930
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	9,000	6,884
4.65%, 09/13/29 (a)	200,000	197,066
ArcelorMittal SA
4.55%, 03/11/26 (a)	161,000	160,728
6.00%, 06/17/34 (a)	59,000	60,338
6.35%, 06/17/54 (a)	100,000	99,470
6.80%, 11/29/32 (a)	22,000	23,678
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	12,000	11,713
ARES Capital Corp.
2.88%, 06/15/28 (a)	77,000	71,621
3.25%, 07/15/25 (a)	168,000	167,368
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	26,000	18,105
Ascension Health
4.85%, 11/15/53 (a)	41,000	37,606
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(g)	245,000	242,849
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	57,000	52,722
5.00%, 02/26/34 (a)	47,000	47,403
AstraZeneca PLC
3.00%, 05/28/51 (a)	30,000	19,981
4.00%, 01/17/29 (a)	7,000	6,915
4.38%, 08/17/48 (a)	3,000	2,576
AT&T, Inc.
2.75%, 06/01/31 (a)	245,000	217,768
3.55%, 09/15/55 (a)	17,000	11,505

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
3.65%, 06/01/51 (a)	$120,000	$84,938
3.85%, 06/01/60 (a)	42,000	29,222
4.35%, 03/01/29 (a)	34,000	33,668
4.50%, 05/15/35 (a)	31,000	29,137
4.55%, 03/09/49 (a)	14,000	11,714
4.75%, 05/15/46 (a)	8,000	6,948
4.85%, 03/01/39 (a)	24,000	22,501
5.40%, 02/15/34 (a)	93,000	94,445
Athene Holding Ltd.
4.13%, 01/12/28 (a)	17,000	16,761
6.15%, 04/03/30 (a)	37,000	38,893
Atmos Energy Corp.
6.20%, 11/15/53 (a)	39,000	41,709
AutoNation, Inc.
5.89%, 03/15/35 (a)	85,000	84,810
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	54,000	52,942
Bank of America Corp.
3.25%, 10/21/27 (a)	25,000	24,337
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	82,000	75,768
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	58,000	37,126
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	20,000	19,379
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	53,000	52,082
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	54,000	48,412
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	31,000	24,127
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	25,000	22,468
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	5,000	4,941
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	150,000	150,675
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	154,000	156,198
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	133,000	138,670
	Principal Amount	Fair Value
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	$27,000	$26,555
BAT Capital Corp.
2.73%, 03/25/31 (a)	34,000	30,086
4.39%, 08/15/37 (a)	22,000	19,294
4.54%, 08/15/47 (a)	8,000	6,394
6.00%, 02/20/34 (a)	56,000	58,228
Baxter International, Inc.
1.92%, 02/01/27 (a)	109,000	103,973
2.27%, 12/01/28 (a)	39,000	35,829
2.54%, 02/01/32 (a)	17,000	14,569
3.95%, 04/01/30 (a)	32,000	30,796
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	7,000	4,477
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	21,000	20,631
4.67%, 06/06/47 (a)	5,000	4,314
4.69%, 12/15/44 (a)	3,000	2,622
5.11%, 02/08/34 (a)	93,000	92,848
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	34,000	32,626
4.25%, 10/15/50 (a)	30,000	23,874
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	75,000	48,043
4.25%, 01/15/49 (a)	14,000	11,799
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	37,000	36,973
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	41,000	41,467
5.50%, 09/08/53 (a)	11,000	10,823
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	99,000	99,081
Block Financial LLC
2.50%, 07/15/28 (a)	32,000	29,638
3.88%, 08/15/30 (a)	8,000	7,503
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	22,000	22,005
Boeing Co.
2.20%, 02/04/26 (a)	70,000	68,489
2.70%, 02/01/27 (a)	57,000	54,966
2.95%, 02/01/30 (a)	13,000	11,831
3.75%, 02/01/50 (a)	16,000	11,227
5.04%, 05/01/27 (a)	84,000	84,373
5.15%, 05/01/30 (a)	46,000	46,275
5.81%, 05/01/50 (a)	85,000	80,867
Boston Properties LP
3.40%, 06/21/29 (a)	54,000	50,433
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,793
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	32,000	20,649
3.38%, 02/08/61 (a)	40,000	25,792
4.81%, 02/13/33 (a)	52,000	51,150
5.23%, 11/17/34 (a)	175,000	175,891
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 yr. CMT thereafter)
4.38%, 06/22/25 (a)(b)	12,000	11,945

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	$37,000	$35,523
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	26,000	22,114
2.35%, 11/13/40 (a)	15,000	10,221
3.20%, 06/15/26 (a)	15,000	14,823
3.40%, 07/26/29 (a)	8,000	7,673
3.55%, 03/15/42 (a)	18,000	14,150
4.13%, 06/15/39 (a)	21,000	18,558
4.25%, 10/26/49 (a)	21,000	17,142
4.35%, 11/15/47 (a)	2,000	1,673
4.55%, 02/20/48 (a)	2,000	1,726
5.20%, 02/22/34 (a)	85,000	86,475
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	46,000	42,706
3.90%, 03/15/27 (a)	8,000	7,866
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	17,000	14,094
3.42%, 04/15/33 (a)(g)	117,000	104,205
4.15%, 11/15/30 (a)	19,000	18,391
4.30%, 11/15/32 (a)	27,000	25,746
4.93%, 05/15/37 (a)(g)	22,000	21,193
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,752
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	2,000	1,966
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	23,000	18,713
4.55%, 09/01/44 (a)	34,000	30,124
Campbell's Co.
5.40%, 03/21/34 (a)	50,000	50,394
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	16,000	15,744
4.95%, 06/01/47 (a)	14,000	12,065
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	58,000	55,501
3.10%, 12/02/51 (a)	17,000	11,064
3.50%, 05/01/50 (a)	19,000	13,376
Capital One Financial Corp.
3.75%, 07/28/26 (a)	47,000	46,343
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	51,000	42,471
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	23,000	23,427
Carrier Global Corp.
2.72%, 02/15/30 (a)	26,000	23,769
3.58%, 04/05/50 (a)	21,000	15,238
5.90%, 03/15/34 (a)	63,000	66,256
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	22,000	18,575
3.75%, 02/15/52 (a)	30,000	20,542
Centene Corp.
3.00%, 10/15/30 (a)	22,000	19,248
4.25%, 12/15/27 (a)	127,000	124,005
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	48,000	42,085
CGI, Inc.
4.95%, 03/14/30 (a)(g)	213,000	213,013
Charles Schwab Corp.
2.45%, 03/03/27 (a)	277,000	267,247
	Principal Amount	Fair Value
2.90%, 03/03/32 (a)	$20,000	$17,548
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	58,000	51,568
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	106,000	109,422
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	84,000	89,341
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	37,000	25,644
3.70%, 04/01/51 (a)	125,000	78,789
4.80%, 03/01/50 (a)	57,000	42,953
6.55%, 06/01/34 (a)	145,000	149,143
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	85,000	85,918
Chevron Corp.
2.24%, 05/11/30 (a)	9,000	8,084
Chevron USA, Inc.
3.85%, 01/15/28 (a)	43,000	42,756
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	18,000	15,422
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	122,000	104,721
Cigna Group
2.40%, 03/15/30 (a)	19,000	17,061
3.40%, 03/01/27 - 03/15/50 (a)	25,000	22,068
4.38%, 10/15/28 (a)	7,000	6,948
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	69,000	67,517
5.35%, 02/26/64 (a)	69,000	66,785
5.90%, 02/15/39 (a)	12,000	12,881
Citigroup, Inc.
4.45%, 09/29/27 (a)	7,000	6,963
4.65%, 07/23/48 (a)	54,000	45,988
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	56,000	48,646
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	20,000	18,413
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	12,000	10,130
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(b)	132,000	133,071
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	50,000	51,105
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	77,000	75,238
Clorox Co.
1.80%, 05/15/30 (a)	31,000	26,985

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
CME Group, Inc.
2.65%, 03/15/32 (a)	$24,000	$21,109
CMS Energy Corp.
4.88%, 03/01/44 (a)	49,000	43,829
Coca-Cola Co.
2.60%, 06/01/50 (a)	25,000	15,402
2.75%, 06/01/60 (a)	17,000	10,130
Comcast Corp.
2.65%, 08/15/62 (a)	19,000	9,972
2.94%, 11/01/56 (a)	27,000	15,855
2.99%, 11/01/63 (a)	19,000	10,752
3.20%, 07/15/36 (a)	23,000	18,974
3.25%, 11/01/39 (a)	31,000	24,029
3.97%, 11/01/47 (a)	28,000	21,625
4.15%, 10/15/28 (a)	21,000	20,768
5.65%, 06/01/54 (a)	80,000	78,370
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	7,000	6,655
ConocoPhillips Co.
5.55%, 03/15/54 (a)	49,000	47,473
5.70%, 09/15/63 (a)	49,000	47,543
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	11,000	10,406
3.88%, 06/15/47 (a)	13,000	10,005
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	55,000	51,316
3.70%, 12/06/26 (a)	25,000	24,641
4.50%, 05/09/47 (a)	21,000	17,233
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	32,000	33,584
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	38,000	31,811
COPT Defense Properties LP
2.00%, 01/15/29 (a)	39,000	34,801
2.25%, 03/15/26 (a)	32,000	31,182
2.75%, 04/15/31 (a)	90,000	77,965
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	109,000	100,709
Corning, Inc.
4.38%, 11/15/57 (a)	11,000	8,732
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	146,000	146,822
5.90%, 02/15/55 (a)	75,000	71,233
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	600,000	552,186
Crown Castle, Inc.
2.90%, 03/15/27 (a)	88,000	85,021
3.30%, 07/01/30 (a)	72,000	66,138
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	54,000	51,608
5.11%, 04/03/34 (a)(g)	17,000	17,057
5.42%, 04/03/54 (a)(g)	8,000	7,646
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	41,000	35,008
CVS Health Corp.
3.00%, 08/15/26 (a)	31,000	30,303
3.63%, 04/01/27 (a)	27,000	26,481
3.75%, 04/01/30 (a)	20,000	18,863
4.30%, 03/25/28 (a)	2,000	1,975
4.78%, 03/25/38 (a)	15,000	13,488
5.13%, 07/20/45 (a)	18,000	15,698
5.30%, 06/01/33 - 12/05/43 (a)	75,000	71,151
	Principal Amount	Fair Value
5.88%, 06/01/53 (a)	$9,000	$8,495
6.00%, 06/01/63 (a)	8,000	7,550
6.05%, 06/01/54 (a)	23,000	22,321
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	89,000	89,661
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(g)	155,000	131,773
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	307,475
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	190,904
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	138,295
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	22,000	20,273
3.25%, 11/15/39 (a)	14,000	11,084
3.40%, 11/15/49 (a)	4,000	2,864
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	30,000	27,139
4.40%, 03/24/51 (a)	13,000	10,154
5.40%, 04/18/34 (a)	117,000	116,760
5.75%, 04/18/54 (a)	42,000	39,542
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	156,000	111,925
Digital Realty Trust LP
3.60%, 07/01/29 (a)	38,000	36,274
Discovery Communications LLC
3.95%, 03/20/28 (a)	14,000	13,447
Dollar General Corp.
3.50%, 04/03/30 (a)	14,000	13,100
4.13%, 04/03/50 (a)	21,000	15,711
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	45,000	42,031
Dover Corp.
2.95%, 11/04/29 (a)	22,000	20,468
Dow Chemical Co.
2.10%, 11/15/30 (a)	17,000	14,684
3.60%, 11/15/50 (a)	19,000	12,928
5.15%, 02/15/34 (a)	44,000	43,510
5.55%, 11/30/48 (a)	12,000	11,208
6.30%, 03/15/33 (a)	41,000	43,925
DR Horton, Inc.
5.50%, 10/15/35 (a)	55,000	55,291
DTE Energy Co.
2.85%, 10/01/26 (a)	15,000	14,625
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	15,000	11,612
Duke Energy Corp.
2.55%, 06/15/31 (a)	67,000	58,520
3.30%, 06/15/41 (a)	61,000	45,117
3.50%, 06/15/51 (a)	52,000	35,387
3.75%, 09/01/46 (a)	87,000	64,095
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	20,000	16,364
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	2,012
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	38,000	36,998

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	$56,000	$53,959
Eastman Chemical Co.
4.65%, 10/15/44 (a)	25,000	21,225
Eaton Corp.
3.10%, 09/15/27 (a)	10,000	9,724
Edison International
4.95%, 04/15/25 (a)	76,000	75,983
5.75%, 06/15/27 (a)	10,000	10,091
EIDP, Inc.
2.30%, 07/15/30 (a)	16,000	14,292
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	31,000	26,347
Elevance Health, Inc.
2.88%, 09/15/29 (a)	13,000	12,080
3.60%, 03/15/51 (a)	15,000	10,623
3.70%, 09/15/49 (a)	15,000	10,852
5.13%, 02/15/53 (a)	11,000	9,867
5.65%, 06/15/54 (a)	32,000	30,861
6.10%, 10/15/52 (a)	21,000	21,475
Eli Lilly & Co.
5.00%, 02/09/54 (a)	16,000	15,028
5.10%, 02/09/64 (a)	67,000	62,374
Emerson Electric Co.
1.80%, 10/15/27 (a)	16,000	15,044
2.75%, 10/15/50 (a)	18,000	11,335
Enbridge, Inc.
1.60%, 10/04/26 (a)	104,000	99,513
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	59,000	57,110
Energy Transfer LP
5.25%, 07/01/29 (a)	330,000	334,778
5.30%, 04/01/44 - 04/15/47 (a)	42,000	37,394
5.35%, 05/15/45 (a)	35,000	31,442
5.75%, 02/15/33 (a)	64,000	65,484
5.95%, 05/15/54 (a)	22,000	21,032
6.10%, 12/01/28 (a)	89,000	92,921
6.40%, 12/01/30 (a)	36,000	38,373
6.50%, 02/01/42 (a)	21,000	21,694
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(b)	251,000	251,095
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	40,000	32,368
4.85%, 01/31/34 (a)	149,000	146,682
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	11,000	10,818
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,994
5.10%, 01/15/36 (a)	5,000	5,052
Equinix, Inc.
1.25%, 07/15/25 (a)	53,000	52,447
2.15%, 07/15/30 (a)	38,000	33,316
ERP Operating LP
4.50%, 07/01/44 (a)	12,000	10,414
	Principal Amount	Fair Value
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	$14,000	$8,565
Exelon Corp.
4.05%, 04/15/30 (a)	45,000	43,626
4.45%, 04/15/46 (a)	30,000	24,839
4.70%, 04/15/50 (a)	30,000	25,232
5.60%, 03/15/53 (a)	85,000	81,842
Expand Energy Corp.
6.75%, 04/15/29 (a)(g)	294,000	297,634
Expedia Group, Inc.
5.40%, 02/15/35 (a)	65,000	64,756
Extra Space Storage LP
2.20%, 10/15/30 (a)	31,000	26,994
3.90%, 04/01/29 (a)	20,000	19,313
5.90%, 01/15/31 (a)	91,000	94,620
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	28,000	20,034
FedEx Corp.
4.10%, 02/01/45 (a)(g)	55,000	42,156
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	40,000	24,577
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	3,000	2,192
FirstEnergy Corp.
3.40%, 03/01/50 (a)	40,000	27,158
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	53,000	45,249
Fiserv, Inc.
3.50%, 07/01/29 (a)	9,000	8,558
4.40%, 07/01/49 (a)	9,000	7,392
Florida Power & Light Co.
2.85%, 04/01/25 (a)	83,000	83,000
4.13%, 02/01/42 (a)	21,000	17,769
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	25,000	21,505
Flowserve Corp.
2.80%, 01/15/32 (a)	37,000	31,649
Ford Motor Credit Co. LLC
6.13%, 03/08/34 (a)	250,000	239,907
Fox Corp.
6.50%, 10/13/33 (a)	93,000	99,451
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	94,000	90,738
General Dynamics Corp.
4.25%, 04/01/50 (a)	18,000	14,946
General Mills, Inc.
3.00%, 02/01/51 (a)	17,000	10,855
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,676
5.40%, 04/01/48 (a)	4,000	3,408
6.80%, 10/01/27 (a)	19,000	19,769
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	56,000	54,481
2.35%, 01/08/31 (a)	24,000	20,314
5.25%, 03/01/26 (a)	19,000	19,035
5.85%, 04/06/30 (a)	156,000	158,774
6.10%, 01/07/34 (a)	140,000	140,624
Genuine Parts Co.
2.75%, 02/01/32 (a)	22,000	18,867
Georgia Power Co.
5.25%, 03/15/34 (a)	194,000	195,965
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	20,000	14,246

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
2.95%, 03/01/27 (a)	$2,000	$1,948
3.65%, 03/01/26 (a)	12,000	11,912
4.15%, 03/01/47 (a)	11,000	9,011
4.60%, 09/01/35 (a)	24,000	23,154
5.25%, 10/15/33 (a)	23,000	23,497
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	30,000	28,861
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	32,000	31,957
Goldman Sachs Group, Inc.
5.15%, 05/22/45 (a)	12,000	10,886
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	52,000	49,730
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	25,000	21,407
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	21,000	14,827
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	31,000	22,883
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	50,000	37,716
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	12,000	11,716
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	14,000	11,998
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	21,000	20,708
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	37,000	35,704
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	58,000	57,092
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	245,055
Halliburton Co.
5.00%, 11/15/45 (a)	12,000	10,795
Hartford Insurance Group, Inc. (6.71% fixed rate until 05/01/25; 2.39% + 3 mo. Term SOFR thereafter)
6.71%, 02/12/67 (a)(b)(g)	35,000	32,366
HCA, Inc.
3.13%, 03/15/27 (a)	76,000	73,852
3.38%, 03/15/29 (a)	46,000	43,495
3.50%, 09/01/30 (a)	25,000	23,197
3.63%, 03/15/32 (a)	22,000	19,889
4.63%, 03/15/52 (a)	49,000	38,902
	Principal Amount	Fair Value
5.60%, 04/01/34 (a)	$78,000	$78,311
5.75%, 03/01/35 (a)	62,000	62,551
6.00%, 04/01/54 (a)	28,000	27,100
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	31,000	27,494
3.20%, 06/01/50 (a)(g)	13,000	8,375
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	17,000	14,288
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	17,000	14,381
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,009
5.80%, 04/01/47 (a)	2,000	2,023
Highwoods Realty LP
4.13%, 03/15/28 (a)	12,000	11,634
4.20%, 04/15/29 (a)	31,000	29,716
7.65%, 02/01/34 (a)	6,000	6,694
Home Depot, Inc.
2.70%, 04/15/30 (a)	12,000	11,005
3.35%, 04/15/50 (a)	25,000	17,603
3.50%, 09/15/56 (a)	14,000	9,777
3.90%, 06/15/47 (a)	9,000	7,112
4.50%, 12/06/48 (a)	9,000	7,745
4.95%, 06/25/34 - 09/15/52 (a)	49,000	47,758
5.30%, 06/25/54 (a)	13,000	12,535
5.40%, 06/25/64 (a)	56,000	53,855
Honeywell International, Inc.
1.75%, 09/01/31 (a)	35,000	29,260
2.70%, 08/15/29 (a)	3,000	2,795
5.25%, 03/01/54 (a)	162,000	153,923
Hormel Foods Corp.
1.80%, 06/11/30 (a)	47,000	41,026
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	308,593
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	173,642
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29%, 09/12/26 (a)(b)	200,000	199,532
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	462,996
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	210,491
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	53,000	47,578
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	136,000	137,295
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	52,000	52,425

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	$44,000	$40,134
Hyundai Capital America
5.40%, 01/08/31 (a)(g)	286,000	287,876
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(g)	200,000	197,108
5.50%, 02/01/30 (a)(g)	289,000	295,242
5.88%, 07/01/34 (a)(g)	233,000	235,968
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	30,000	19,931
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	73,000	75,397
Ingredion, Inc.
3.90%, 06/01/50 (a)	11,000	8,273
Intel Corp.
2.00%, 08/12/31 (a)	40,000	33,426
2.80%, 08/12/41 (a)	46,000	30,500
3.10%, 02/15/60 (a)	17,000	9,406
5.63%, 02/10/43 (a)	14,000	13,227
5.70%, 02/10/53 (a)	14,000	12,877
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	12,000	8,618
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	117,000	116,282
Intuit, Inc.
5.50%, 09/15/53 (a)	49,000	48,657
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	75,000	68,442
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	104,000	112,077
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.13%, 02/01/28 (a)	85,000	85,886
5.75%, 04/01/33 (a)	22,000	22,374
6.75%, 03/15/34 (a)	81,000	87,523
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(g)	105,000	107,964
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	84,000	86,235
Johnson & Johnson
3.63%, 03/03/37 (a)	11,000	9,781
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	93,000	90,164
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	51,000	46,314
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	41,000	30,577
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	17,000	14,750
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	$113,000	$88,076
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	20,000	19,653
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	11,000	8,773
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	113,000	111,543
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	146,000	147,273
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	136,000	138,962
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	107,222
Kenvue, Inc.
4.90%, 03/22/33 (a)	26,000	26,036
5.05%, 03/22/53 (a)	31,000	29,040
5.20%, 03/22/63 (a)	18,000	16,750
Keurig Dr. Pepper, Inc.
3.20%, 05/01/30 (a)	25,000	23,229
3.80%, 05/01/50 (a)	21,000	15,633
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (a)	12,000	10,637
6.38%, 03/01/41 (a)	12,000	12,364
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	115,000	110,019
5.05%, 02/15/46 (a)	11,000	9,638
5.20%, 06/01/33 (a)	22,000	21,812
KLA Corp.
3.30%, 03/01/50 (a)	25,000	17,350
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	47,000	43,078
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	53,000	50,941
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	19,000	18,773
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	108,000	109,732
6.20%, 08/15/34 (a)	61,000	61,288
Leidos, Inc.
3.63%, 05/15/25 (a)	22,000	21,947
4.38%, 05/15/30 (a)	100,000	97,055
5.40%, 03/15/32 (a)	60,000	60,412
5.50%, 03/15/35 (a)	75,000	74,748
5.75%, 03/15/33 (a)	50,000	51,325
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	9,000	6,120
Lincoln National Corp.
4.35%, 03/01/48 (a)	40,000	31,675

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	$20,000	$19,091
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	14,000	12,742
1.70%, 09/15/28 - 10/15/30 (a)	47,000	42,278
3.00%, 10/15/50 (a)	25,000	15,630
3.70%, 04/15/46 (a)	2,000	1,485
4.05%, 05/03/47 (a)	19,000	14,802
5.63%, 04/15/53 (a)	38,000	36,681
LYB International Finance III LLC
1.25%, 10/01/25 (a)	18,000	17,678
3.63%, 04/01/51 (a)	25,000	16,764
3.80%, 10/01/60 (a)	8,000	5,266
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	187,000	180,706
Mars, Inc.
4.80%, 03/01/30 (a)(g)	87,000	87,532
5.20%, 03/01/35 (a)(g)	93,000	93,469
5.70%, 05/01/55 (a)(g)	87,000	86,856
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	25,000	15,680
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	63,000	65,715
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	15,000	12,703
3.25%, 11/15/25 (a)	174,000	172,036
McDonald's Corp.
3.60%, 07/01/30 (a)	35,000	33,396
3.63%, 09/01/49 (a)	8,000	5,833
4.88%, 12/09/45 (a)	11,000	9,965
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	47,000	45,934
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,794
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	53,000	42,854
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	245,906
Merck & Co., Inc.
1.90%, 12/10/28 (a)	69,000	63,421
2.45%, 06/24/50 (a)	38,000	22,362
2.75%, 12/10/51 (a)	24,000	14,893
2.90%, 12/10/61 (a)	10,000	5,836
4.00%, 03/07/49 (a)	8,000	6,401
5.00%, 05/17/53 (a)	8,000	7,389
Meritage Homes Corp.
3.88%, 04/15/29 (a)(g)	182,000	173,226
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	97,000	91,713
4.45%, 08/15/52 (a)	53,000	45,119
MetLife, Inc.
4.72%, 12/15/44 (a)	18,000	15,966
Micron Technology, Inc.
3.37%, 11/01/41 (a)	36,000	26,591
3.48%, 11/01/51 (a)	49,000	33,111
5.30%, 01/15/31 (a)	102,000	103,107
5.80%, 01/15/35 (a)	245,000	250,777
Microsoft Corp.
2.40%, 08/08/26 (a)	20,000	19,562
2.68%, 06/01/60 (a)	6,000	3,581
	Principal Amount	Fair Value
2.92%, 03/17/52 (a)	$50,000	$33,542
3.50%, 02/12/35 (a)	15,000	13,812
Mid-America Apartments LP
2.88%, 09/15/51 (a)	39,000	24,582
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	289,000	282,515
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	6,000	4,823
Morgan Stanley
3.97%, 07/22/38 (a)(b)	18,000	15,593
4.35%, 09/08/26 (a)	57,000	56,740
4.38%, 01/22/47 (a)	17,000	14,280
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	43,000	41,326
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	158,000	130,856
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	113,000	69,677
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	43,000	43,519
MPLX LP
2.65%, 08/15/30 (a)	25,000	22,270
5.20%, 12/01/47 (a)	6,000	5,272
Mylan, Inc.
5.20%, 04/15/48 (a)	11,000	8,563
Nasdaq, Inc.
5.95%, 08/15/53 (a)	17,000	17,246
6.10%, 06/28/63 (a)	22,000	22,339
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	222,532
NetApp, Inc.
5.50%, 03/17/32 (a)	112,000	112,889
Netflix, Inc.
4.90%, 08/15/34 (a)	47,000	47,016
5.40%, 08/15/54 (a)	28,000	27,451
Nevada Power Co.
6.00%, 03/15/54 (a)	29,000	29,633
Newmont Corp.
4.88%, 03/15/42 (a)	17,000	15,650
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	25,000	24,534
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	46,000	40,181
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(g)	39,000	37,856
NIKE, Inc.
3.38%, 03/27/50 (a)	9,000	6,430
NNN REIT, Inc.
4.00%, 11/15/25 (a)	22,000	21,886
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	22,000	17,918
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	64,000	44,345

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
NOV, Inc.
3.60%, 12/01/29 (a)	$35,000	$33,069
Novant Health, Inc.
3.32%, 11/01/61 (a)	26,000	16,651
Novartis Capital Corp.
2.20%, 08/14/30 (a)	39,000	34,852
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	133,000	132,395
5.40%, 06/21/34 (a)	186,000	186,125
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	90,000	92,601
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	25,000	23,356
ONEOK, Inc.
4.35%, 03/15/29 (a)	22,000	21,633
6.10%, 11/15/32 (a)	75,000	78,613
6.63%, 09/01/53 (a)	62,000	64,863
Oracle Corp.
2.30%, 03/25/28 (a)	17,000	15,974
2.65%, 07/15/26 (a)	27,000	26,363
2.95%, 04/01/30 (a)	39,000	35,820
3.60%, 04/01/50 (a)	25,000	17,325
3.95%, 03/25/51 (a)	15,000	11,012
4.00%, 07/15/46 - 11/15/47 (a)	32,000	24,360
4.10%, 03/25/61 (a)	34,000	24,227
5.55%, 02/06/53 (a)	22,000	20,519
6.15%, 11/09/29 (a)	29,000	30,705
6.90%, 11/09/52 (a)	22,000	24,241
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	14,000	12,681
3.36%, 02/15/50 (a)	17,000	11,726
Owens Corning
3.88%, 06/01/30 (a)	100,000	95,376
5.70%, 06/15/34 (a)	80,000	82,167
5.95%, 06/15/54 (a)	23,000	23,012
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	33,000	30,943
2.50%, 02/01/31 (a)	57,000	49,011
3.00%, 06/15/28 (a)	153,000	143,806
3.30%, 08/01/40 (a)	57,000	41,816
3.50%, 08/01/50 (a)	23,000	15,265
4.30%, 03/15/45 (a)	38,000	29,706
PacifiCorp
2.70%, 09/15/30 (a)	26,000	23,278
2.90%, 06/15/52 (a)	58,000	34,804
Packaging Corp. of America
3.05%, 10/01/51 (a)	35,000	22,308
Paramount Global
3.70%, 06/01/28 (a)	9,000	8,674
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	20,000	19,040
4.50%, 09/15/29 (a)	34,000	34,030
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	43,000	45,307
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	36,000	35,173
3.25%, 06/01/50 (a)	18,000	12,086
PepsiCo, Inc.
1.63%, 05/01/30 (a)	21,000	18,308
2.63%, 07/29/29 (a)	30,000	28,013
2.75%, 10/21/51 (a)	61,000	38,338
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	137,000	137,255
	Principal Amount	Fair Value
4.75%, 05/19/33 (a)	$46,000	$45,495
5.30%, 05/19/53 (a)	18,000	17,085
5.34%, 05/19/63 (a)	31,000	28,791
Pfizer, Inc.
2.70%, 05/28/50 (a)	54,000	33,284
3.90%, 03/15/39 (a)	14,000	12,073
4.13%, 12/15/46 (a)	12,000	9,831
4.40%, 05/15/44 (a)	3,000	2,626
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	9,000	7,963
3.38%, 08/15/29 (a)	16,000	15,260
4.13%, 03/04/43 (a)	8,000	6,590
5.13%, 02/15/30 (a)	67,000	68,335
5.25%, 02/13/34 (a)	122,000	123,100
5.63%, 11/17/29 (a)	36,000	37,532
Phillips 66 Co.
2.15%, 12/15/30 (a)	128,000	111,133
3.15%, 12/15/29 (a)	63,000	58,821
4.68%, 02/15/45 (a)	15,000	12,615
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	12,000	12,440
6.88%, 05/15/34 (a)	47,000	50,719
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	45,000	43,822
2.15%, 01/15/31 (a)	94,000	81,949
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	25,000	23,553
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	34,000	33,430
Precision Castparts Corp.
4.38%, 06/15/45 (a)	16,000	13,932
Progressive Corp.
3.00%, 03/15/32 (a)	44,000	39,343
3.70%, 03/15/52 (a)	13,000	9,679
Prologis LP
3.05%, 03/01/50 (a)	12,000	7,857
3.25%, 06/30/26 (a)	9,000	8,879
5.00%, 03/15/34 (a)	25,000	24,832
5.25%, 03/15/54 (a)	17,000	16,085
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	25,000	19,053
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	20,000	20,017
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	24,455
Public Storage Operating Co.
5.35%, 08/01/53 (a)	21,000	20,134
PVH Corp.
4.63%, 07/10/25 (a)	70,000	69,908
QUALCOMM, Inc.
4.50%, 05/20/52 (a)	50,000	42,599
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	7,000	6,426
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	47,000	40,084
Regions Financial Corp.
1.80%, 08/12/28 (a)	108,000	98,236

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	$355,000	$363,531
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	55,000	55,965
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	66,000	40,197
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	30,000	30,234
5.75%, 03/14/55 (a)	45,000	45,090
5.88%, 03/14/65 (a)	40,000	40,439
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	12,000	6,950
4.20%, 03/01/49 (a)	18,000	14,968
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,772
Ross Stores, Inc.
4.70%, 04/15/27 (a)	6,000	5,997
Royal Caribbean Cruises Ltd.
5.63%, 09/30/31 (a)(g)	237,000	232,824
Royalty Pharma PLC
1.75%, 09/02/27 (a)	21,000	19,600
2.20%, 09/02/30 (a)	5,000	4,326
3.30%, 09/02/40 (a)	3,000	2,215
5.40%, 09/02/34 (a)	31,000	30,609
RTX Corp.
1.90%, 09/01/31 (a)	56,000	46,897
2.82%, 09/01/51 (a)	57,000	34,826
3.13%, 05/04/27 (a)	35,000	34,047
3.50%, 03/15/27 (a)	15,000	14,733
3.95%, 08/16/25 (a)	11,000	10,975
4.15%, 05/15/45 (a)	14,000	11,452
4.45%, 11/16/38 (a)	11,000	10,019
6.10%, 03/15/34 (a)	62,000	66,487
6.40%, 03/15/54 (a)	44,000	48,125
Salesforce, Inc.
1.95%, 07/15/31 (a)	32,000	27,532
2.70%, 07/15/41 (a)	43,000	30,659
Sands China Ltd.
5.13%, 08/08/25 (a)	280,000	279,798
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	19,000	18,702
5.00%, 06/01/34 (a)(g)	198,000	194,749
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	76,000	71,536
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	77,000	70,483
3.25%, 04/06/50 (a)	23,000	15,861
Simon Property Group LP
3.38%, 06/15/27 (a)	12,000	11,741
SK Hynix, Inc.
5.50%, 01/16/29 (a)(g)	200,000	204,226
Smith & Nephew PLC
5.40%, 03/20/34 (a)	33,000	33,044
Sonoco Products Co.
5.00%, 09/01/34 (a)	103,000	98,708
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)(g)	176,000	172,341
Southern California Edison Co.
4.00%, 04/01/47 (a)	54,000	40,200
4.20%, 03/01/29 (a)	39,000	37,908
	Principal Amount	Fair Value
5.65%, 10/01/28 (a)	$249,000	$254,974
Southern Co.
3.70%, 04/30/30 (a)	73,000	69,546
Southwest Airlines Co.
2.63%, 02/10/30 (a)	35,000	31,394
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	21,000	20,435
Starbucks Corp.
4.00%, 11/15/28 (a)	7,000	6,889
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	81,000	71,725
Stryker Corp.
1.95%, 06/15/30 (a)	54,000	47,316
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	95,000	103,031
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	462,990
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	240,837
Synopsys, Inc.
4.85%, 04/01/30 (a)	115,000	115,762
5.15%, 04/01/35 (a)	70,000	70,356
5.70%, 04/01/55 (a)	65,000	64,492
Sysco Corp.
5.95%, 04/01/30 (a)	2,000	2,095
6.60%, 04/01/50 (a)	3,000	3,256
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	176,586
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	122,000	119,976
4.00%, 04/14/32 (a)	25,000	23,362
Tampa Electric Co.
2.40%, 03/15/31 (a)	57,000	49,865
3.45%, 03/15/51 (a)	35,000	24,380
4.35%, 05/15/44 (a)	38,000	32,066
Tanger Properties LP
2.75%, 09/01/31 (a)	115,000	99,156
Tapestry, Inc.
3.05%, 03/15/32 (a)	50,000	43,259
4.13%, 07/15/27 (a)	3,000	2,962
5.10%, 03/11/30 (a)	180,000	179,991
5.50%, 03/11/35 (a)	110,000	108,691
Targa Resources Corp.
6.50%, 03/30/34 (a)	132,000	140,973
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	104,000	103,991
Target Corp.
1.95%, 01/15/27 (a)	18,000	17,329
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	19,000	16,736
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	34,000	24,326
Time Warner Cable LLC
6.55%, 05/01/37 (a)	10,000	9,906
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	178,000	164,903
3.75%, 04/15/27 (a)	69,000	67,999

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
4.50%, 04/15/50 (a)	$13,000	$10,800
4.80%, 07/15/28 (a)	168,000	169,186
5.50%, 01/15/55 (a)	33,000	31,363
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	120,000	107,020
4.46%, 06/08/32 (a)	54,000	52,108
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	21,000	20,567
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	233,000	233,412
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	224,000	209,129
Tractor Supply Co.
5.25%, 05/15/33 (a)	44,000	44,329
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	30,000	29,611
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(b)	70,000	69,960
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	14,000	13,741
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	65,000	38,927
Truist Financial Corp. (6.67% fixed rate until 09/01/25; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/25 (a)(b)	109,000	108,536
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	14,000	13,608
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	46,000	47,040
5.70%, 03/15/34 (a)	52,000	53,200
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	121,000	116,256
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	180,000	183,971
UDR, Inc.
2.10%, 08/01/32 (a)	30,000	24,377
3.00%, 08/15/31 (a)	17,000	15,131
Union Pacific Corp.
3.55%, 05/20/61 (a)	30,000	20,341
3.60%, 09/15/37 (a)	6,000	5,142
3.80%, 04/06/71 (a)	16,000	10,988
4.10%, 09/15/67 (a)	12,000	8,899
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	38,000	33,577
4.20%, 05/15/32 (a)	38,000	36,505
4.45%, 12/15/48 (a)	25,000	20,853
4.75%, 05/15/52 (a)	39,000	33,678
5.05%, 04/15/53 (a)	31,000	27,998
5.20%, 04/15/63 (a)	51,000	45,981
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	120,000	118,415
	Principal Amount	Fair Value
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	$97,000	$99,486
6.40%, 06/28/54 (a)	60,000	59,653
Ventas Realty LP
3.25%, 10/15/26 (a)	19,000	18,630
5.63%, 07/01/34 (a)	47,000	47,792
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	99,000	99,572
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	71,000	60,054
2.55%, 03/21/31 (a)	113,000	99,569
3.00%, 03/22/27 (a)	95,000	92,455
3.40%, 03/22/41 (a)	35,000	26,920
3.55%, 03/22/51 (a)	25,000	17,825
3.70%, 03/22/61 (a)	20,000	13,766
4.40%, 11/01/34 (a)	73,000	68,927
4.86%, 08/21/46 (a)	58,000	51,937
Viatris, Inc.
4.00%, 06/22/50 (a)	25,000	16,322
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	33,000	25,908
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(g)	50,000	50,766
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	361,676
Vontier Corp.
2.40%, 04/01/28 (a)	61,000	56,555
2.95%, 04/01/31 (a)	47,000	40,807
Vornado Realty LP
2.15%, 06/01/26 (a)	69,000	66,553
Walmart, Inc.
1.80%, 09/22/31 (a)	30,000	25,709
2.50%, 09/22/41 (a)	34,000	23,827
2.65%, 09/22/51 (a)	17,000	10,623
Walt Disney Co.
2.65%, 01/13/31 (a)	39,000	35,222
3.38%, 11/15/26 (a)	3,000	2,962
3.60%, 01/13/51 (a)	25,000	18,384
6.65%, 11/15/37 (a)	25,000	28,361
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	178,000	156,854
5.05%, 03/15/42 (a)	15,000	11,990
5.14%, 03/15/52 (a)	15,000	10,934
5.39%, 03/15/62 (a)	15,000	10,827
Wells Fargo & Co.
4.15%, 01/24/29 (a)	45,000	44,341
4.75%, 12/07/46 (a)	45,000	37,928
5.88%, 06/15/25 (a)(b)	92,000	91,986
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	63,000	62,866
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	108,000	103,041
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	54,000	40,232
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	160,000	157,387

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	$89,000	$90,471
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	64,000	64,834
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	75,000	80,926
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	30,000	28,649
Williams Cos., Inc.
4.85%, 03/01/48 (a)	13,000	11,230
4.90%, 01/15/45 (a)	32,000	28,197
5.30%, 08/15/52 (a)	22,000	20,172
Willis North America, Inc.
3.88%, 09/15/49 (a)	25,000	18,300
Workday, Inc.
3.50%, 04/01/27 (a)	44,000	43,138
3.70%, 04/01/29 (a)	88,000	84,768
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,900
3.90%, 08/20/28 (a)	14,000	13,743
5.60%, 11/16/32 (a)	85,000	88,533
		41,563,128
Non-Agency Collateralized Mortgage Obligations - 6.3%
Bank
3.18%, 09/15/60	2,398,000	2,309,330
4.41%, 11/15/61 (b)	1,001,000	988,714
BPR Trust 1 mo. Term SOFR + 1.90%
6.22%, 04/15/37 (b)(g)	372,398	372,398
Cantor Commercial Real Estate Lending
3.01%, 01/15/53	460,000	422,028
CD Mortgage Trust
2.91%, 08/15/57	839,000	762,259
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	314,824
COMM Mortgage Trust
3.92%, 10/15/45 (g)	181,763	169,940
GS Mortgage Securities Trust
2.75%, 09/10/52	1,523,000	1,411,402
3.05%, 11/10/52	743,000	685,849
4.14%, 03/10/51 (b)	291,000	273,725
4.42%, 11/10/48 (b)	380,000	307,265
Impac CMB Trust (5.15% fixed rate until 04/25/25; 0.83% + 1 mo. Term SOFR thereafter)
5.15%, 10/25/34 (b)	7,231	7,138
JPMBB Commercial Mortgage Securities Trust
4.58%, 11/15/48 (b)	250,000	107,329
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)	1,553	62
Morgan Stanley Bank of America Merrill Lynch Trust
0.48%, 03/15/48 (b)(c)	111,283	21
		8,132,284
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	$200,000	$191,360
Total Bonds and Notes (Cost $131,377,342)		124,939,755
Total Investments in Securities (Cost $131,377,342)		124,939,755

	Number of Shares
Short-Term Investments - 19.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.33% (a)(h)(i) (Cost $24,389,949)	24,389,949	24,389,949
Total Investments (Cost $155,767,291)		149,329,704
Liabilities in Excess of Other Assets, net - (16.3)%		(20,935,151)
NET ASSETS - 100.0%		$128,394,553

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$12,500	1.00%/ Quarterly	06/20/30	$(221,250)	$(220,772)	$(478)

The Fund had the following long futures contracts open at March 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2025	37	$4,553,383	$4,523,250	$(30,133)
U.S. Long Bond Futures	June 2025	2	234,754	234,562	(192)
5 Yr. U.S. Treasury Notes Futures	June 2025	165	17,670,644	17,845,781	175,137
10 Yr. U.S. Treasury Notes Futures	June 2025	8	885,576	889,750	4,174
10 Yr. U.S. Treasury Ultra Futures	June 2025	40	4,548,308	4,565,000	16,692
					$165,678

The Fund had the following short futures contracts open at March 31, 2025:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2025	6	$(1,242,693)	$(1,243,031)	$(338)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to $6,718,973 or 5.23% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of March 31, 2025.
*	Less than 0.05%.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$36,579,903	$—	$36,579,903
Agency Mortgage Backed	—	37,269,438	—	37,269,438
Agency Collateralized Mortgage Obligations	—	1,171,483	—	1,171,483
Asset Backed	—	32,159	—	32,159
Corporate Notes	—	41,563,128	—	41,563,128
Non-Agency Collateralized Mortgage Obligations	—	8,132,284	—	8,132,284
Municipal Bonds and Notes	—	191,360	—	191,360
Short-Term Investments	24,389,949	—	—	24,389,949
Total Investments in Securities	$24,389,949	$124,939,755	$—	$149,329,704
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(478)	—	(478)
Long Futures Contracts - Unrealized Appreciation	196,003	—	—	196,003
Long Futures Contracts - Unrealized Depreciation	(30,325)	—	—	(30,325)
Short Futures Contracts - Unrealized Depreciation	(338)	—	—	(338)
Total Other Financial Instruments	$165,340	$(478)	$—	$164,862

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,337,938	$25,337,938	$7,872,294	$8,820,283	$—	$—	24,389,949	$24,389,949	$278,651
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in the Fund’s Schedule of Investments.
16

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2025, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended  March 31, 2025, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such
17

Elfun Income Fund
Notes to Schedule of Investments
March 31, 2025 (Unaudited)

transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
18